Current Taxes and Deferred Taxes - Schedule of Details of Current Tax Items by Geographical Area (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Income tax	$ (95,760)	$ (19,689)
Monthly Provisional Payment	22,968	52,469
Tax Credit for Training Costs	800
Tax Credit Donations	745	831
Other taxes to be recovered	193,185	204,217
Totals	121,938	237,828
Chile [member]
Disclosure of geographical areas [line items]
Income tax	(81,487)	(8,332)
Monthly Provisional Payment	21,424	49,529
Tax Credit for Training Costs	800
Tax Credit Donations	745	831
Other taxes to be recovered	126,084	159,441
Totals	67,566	201,469
United States [member]
Disclosure of geographical areas [line items]
Other taxes to be recovered	2,161
Totals	2,161
Colombia [member]
Disclosure of geographical areas [line items]
Income tax	(14,273)	(11,357)
Monthly Provisional Payment	1,544	2,940
Other taxes to be recovered	64,940	44,776
Totals	$ 52,211	$ 36,359